Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Revenue Abstract
Revenue	R$ 25,447,930	R$ 23,833,893	R$ 21,530,801
Gross revenue	36,731,708	33,530,346	29,713,383
Service revenue	35,041,192	31,972,936	28,394,971
Service revenue - Mobile	33,070,752	30,020,711	26,498,745
Service revenue - Landline	1,970,440	1,952,225	1,896,226
Goods sold	1,690,516	1,557,410	1,318,412
Deductions from gross revenue	(11,283,778)	(9,696,453)	(8,182,582)
Taxes levied	(4,014,344)	(3,657,281)	(4,471,342)
Discounts granted	(7,253,635)	(6,030,865)	(3,702,129)
Returns and other	R$ (15,799)	R$ (8,307)	R$ (9,111)